SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Weighted-Average Exercise Price, Outstanding, Beginning balance		$ 3,366
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 0
Weighted-Average Exercise Price, Outstanding, Ending balance			$ 3,366
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 0	$ 0
Warrant [Member]
Shares, Outstanding, Beginning balance	3,421	104,319
Weighted-Average Exercise Price, Outstanding, Beginning balance	$ 172.30	$ 323.40
Weighted Average Remaining Contractual Term, Outstanding	2 years 9 months 10 days	3 years 3 months 10 days	4 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding, Beginning balance
Shares, Outstanding, Granted		282,339
Weighted-Average Exercise Price, Outstanding, Granted		$ 43.34
Shares, Outstanding, Exercised		(383,237)
Weighted-Average Exercise Price, Outstanding, Exercised		$ 43.34
Shares, Outstanding, Cancelled/Exchanged
Weighted-Average Exercise Price, Outstanding, Cancelled/Exchanged
Shares, Outstanding, Ending balance	3,421	3,421	104,319
Weighted-Average Exercise Price, Outstanding, Ending balance	$ 172.30	$ 172.30	$ 323.40
Aggregate Intrinsic Value, Outstanding, Ending balance
Shares, Exercisable, Ending balance	3,421	3,421
Weighted-Average Exercise Price, Exercisable, Ending balance	$ 172.30	$ 172.30
Weighted Average Remaining Contractual Term, Exercisable	2 years 9 months 10 days	3 years 3 months 10 days
Aggregate Intrinsic Value, Exercisable, Ending balance
Shares, Exercisable, Beginning balance	3,421
Weighted-Average Exercise Price, Exercisable, Beginning balance	$ 172.30
Aggregate Intrinsic Value, Exercisable, Beginning balance